SUBSEQUENT EVENTS (Details Narrative)								1 Months Ended		12 Months Ended
	Jan. 01, 2025 USD ($) shares	Jan. 01, 2025 GBP (£) shares	Mar. 12, 2024 shares	Nov. 24, 2022 shares	Nov. 15, 2022 shares	Jun. 08, 2022 shares	Feb. 10, 2022 shares	Jan. 31, 2024 shares	Jan. 31, 2023 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 GBP (£) shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Mar. 20, 2025 $ / shares	Jan. 31, 2025 shares	Jan. 03, 2025 $ / shares	Aug. 25, 2020 £ / shares
Subsequent Event [Line Items]
Share price | £ / shares																	£ 215.00
Number of shares issued						230,000	63,280
At The Market Offering Agreement [Member]
Subsequent Event [Line Items]
Proceeds from offering										$ 960,879	£ 767,414
American Depositary Shares [Member]
Subsequent Event [Line Items]
Number of shares issued			3,119					6,990	329
American Depositary Shares [Member] | At The Market Offering Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued										67,276	67,276
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued			12,475,000	3	21			27,960,000	1,315,000	287,504,353	287,504,353	19,620,130	559,006
Common Stock [Member] | At The Market Offering Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued										269,105,200	269,105,200
Subsequent Event [Member]
Subsequent Event [Line Items]
Share price | $ / shares														$ 1.00
Prefunded warrants Ordinary shares															204,929,400
Subsequent Event [Member] | At The Market Offering Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued	2,247,046	2,247,046
Proceeds from offering	$ 4,840,000	£ 3,870,000
Subsequent Event [Member] | American Depositary Shares [Member]
Subsequent Event [Line Items]
Share price | $ / shares																$ 1.00
Subsequent Event [Member] | Common Stock [Member] | At The Market Offering Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued	5,649,306,400	5,649,306,400